Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets [line items]
Deferred expenses and other current assets payments to suppliers		$ 2,700
Deferred expenses and other current assets right to obtain equipment		3,000
Trade receivables	$ 20,390	5,787
Cellectis [member]
Prepaid expenses and other current assets [line items]
Deferred expenses and other current assets employee stock option receivables		6,200
Trade receivables	20,000
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	7,900	9,200
France [member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 1,200	$ 1,300